Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	$ 708,215	$ 580,775
Accumulated amortization	466,279	358,512
Total	241,936	222,263
Capitalized Software costs [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	271,357	221,220
Accumulated amortization	232,779	179,587
Customer relationship [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	304,816	247,445
Accumulated amortization	151,673	120,165
Acquired technology [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	100,029	100,159
Accumulated amortization	61,163	48,087
Backlog [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	6,938	6,909
Accumulated amortization	6,938	6,909
Patent [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	1,544	1,493
Accumulated amortization	1,145	958
Other intangibles [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Original amounts	23,531	3,549
Accumulated amortization	$ 12,581	$ 2,806